BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Potentially dilutive securities			1,411,303,018	1,512,695,410
Warrant [Member]
Potentially dilutive securities	4,129,091			10,000,000
Class B Preferred Stock [Member]
Potentially dilutive securities	1,960,883,657	806,557
Class C Preferred Stock
Potentially dilutive securities	364,533	747,540
Convertible Notes
Potentially dilutive securities	9,835,125	20,000	20,000	20,000
Class E Preferred Stock
Potentially dilutive securities	18,849,185	1,414,572,521
Class A Preferred Stock
Potentially dilutive securities	1,902,715,425	1,411,603,075
Series D Preferred Stock
Potentially dilutive securities			1,395,349
Class D Preferred Stock
Potentially dilutive securities	24,990,298	1,395,349
Series C Preferred Stock
Potentially dilutive securities			747,540
Series B Preferred Stock
Potentially dilutive securities			314,754	2,675,410
Series A Preferred Stock
Potentially dilutive securities			1,408,825,375	1,500,000,000